ASSETS CLASSIFIED AS HELD FOR SALE (Detail 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Assets Comprising The Disposal Group Classified Held For Sale [Abstract]
Net assets of disposal group held for sale as at 1 January	$ 4,056	$ 0
Business classified as held for sale during the year	99	4,056
Movements during the year on assets held for sale	(76)	0
Impairment of disposal group held for sale	(576)	0	$ 0
Effect of foreign currency exchange differences	(249)	0
Net assets of disposal group held for sale as at 31 December	$ 3,254	$ 4,056	$ 0